Fair Value Measurements - Changes in Level 3 - Recurring Basis (Details) (10-K) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	$ 2		$ 2	$ 8	$ 8	$ 15
Net gains (losses) included in: Other revenues	0		0			0
Net gains (losses) included in: Other comprehensive income (loss)	1		0			0
Purchases, sales, issues, settlements	1		1			(9)
Transfers into Level 3	0		1			3
Transfers out of Level 3	0		0		(3)	(1)
Balance at end of period	4		4		2	8
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	3	$ 10	3	10
Available-for-sale Securities [Member] | Other Long-term Investments [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	1	1	2	1	1	1
Net gains (losses) included in: Other revenues	0	0	0	0	0	0
Net gains (losses) included in: Other comprehensive income (loss)	1	0	0	0	0	0
Purchases, sales, issues, settlements	0	0	0	0	1	0
Transfers into Level 3	0	0	0	0	0	0
Transfers out of Level 3	0	0	0	0	0	0
Balance at end of period	2	1	2	1	2	1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases					1
Available-for-sale Securities [Member] | Corporate Debt Securities [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	1		0	4	4	13
Net gains (losses) included in: Other revenues	0		0	0	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0		0	0	0	0
Purchases, sales, issues, settlements	0		0	(4)	(4)	(9)
Transfers into Level 3	0		1	0	0	0
Transfers out of Level 3	0		0	0	0	0
Balance at end of period	1	0	1	0	0	4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	2	0	2	0	0
Available-for-sale Securities [Member] | Bonds [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	1		0	7	7	14
Net gains (losses) included in: Other revenues	0		0	0	0	0
Net gains (losses) included in: Other comprehensive income (loss)	0		0	0	0	0
Purchases, sales, issues, settlements	1		1	(4)	(4)	(9)
Transfers into Level 3	0		1	0	0	3
Transfers out of Level 3	0		0	(3)	(3)	(1)
Balance at end of period	2	0	2	0	0	7
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	3	0	3	0
Available-for-sale Securities [Member] | Commercial Mortgage Backed Securities [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period			0	3	3	0
Net gains (losses) included in: Other revenues				0	0	0
Net gains (losses) included in: Other comprehensive income (loss)				0	0	0
Purchases, sales, issues, settlements				0	0	0
Transfers into Level 3				0	0	3
Transfers out of Level 3				(3)	(3)	0
Balance at end of period		0		0	0	3
Available-for-sale Securities [Member] | Collateralized Debt Obligations [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period				0	0	1
Net gains (losses) included in: Other revenues						0
Net gains (losses) included in: Other comprehensive income (loss)						0
Purchases, sales, issues, settlements						0
Transfers into Level 3						0
Transfers out of Level 3						(1)
Balance at end of period						0
Securities Investment [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	6	1	2	8	8	22
Net gains (losses) included in: Other revenues	0	0	0	0	0	0
Net gains (losses) included in: Other comprehensive income (loss)	1	0	0	0	0	0
Purchases, sales, issues, settlements	2	10	2	6	(3)	(15)
Transfers into Level 3	0	0	5	0	0	4
Transfers out of Level 3	0	0	0	(3)	(3)	(3)
Balance at end of period	9	11	9	11	2	8
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	4	$ 10	4	10	1
Trading Securities [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	4		0	0	0	7
Net gains (losses) included in: Other revenues	0		0			0
Net gains (losses) included in: Other comprehensive income (loss)	0		0			0
Purchases, sales, issues, settlements	1		1			(6)
Transfers into Level 3	0		4			1
Transfers out of Level 3	0		0			(2)
Balance at end of period	1		1		0	0
Trading Securities [Member] | Corporate Debt Securities [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period	4		0
Net gains (losses) included in: Other revenues	0		0
Net gains (losses) included in: Other comprehensive income (loss)	0		0
Purchases, sales, issues, settlements	0		0
Transfers into Level 3	0		4
Transfers out of Level 3	0		0
Balance at end of period	$ 1		$ 1		0
Trading Securities [Member] | Collateralized Debt Obligations [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period				0	0	7
Net gains (losses) included in: Other revenues						0
Net gains (losses) included in: Other comprehensive income (loss)						0
Purchases, sales, issues, settlements						(6)
Transfers into Level 3						0
Transfers out of Level 3						(1)
Balance at end of period						0
Trading Securities [Member] | Residential Mortgage Backed Securities [Member]
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Balance at beginning of period				$ 0	$ 0	0
Net gains (losses) included in: Other revenues						0
Net gains (losses) included in: Other comprehensive income (loss)						0
Purchases, sales, issues, settlements						0
Transfers into Level 3						1
Transfers out of Level 3						(1)
Balance at end of period						$ 0